Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NEOS ETF Trust
Entity Central Index Key	0001848758
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Mast Global Battery Recycling & Production ETF
Shareholder Report [Line Items]
Fund Name	Mast Global Battery Recycling & Production ETF
Class Name	Mast Global Battery Recycling & Production ETF
Trading Symbol	EV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mast Global Battery Recycling & Production ETF for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mastetfs.com. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	www.mastetfs.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Mast Global Battery Recycling & Production ETF	$33	0.65%
[1]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Updated Performance Information Location [Text Block]	Visit www.mastetfs.com for more recent performance information.
Net Assets	$ 8,351,675
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$8,351,675
Number of Holdings	39
Portfolio Turnover	13%
30-Day SEC Yield	2.39%
30-Day SEC Yield Unsubsidized	2.39%

Holdings [Text Block]

Top 10 Issuers
Tesla, Inc.	9.0%
Contemporary Amperex Technology Co. Ltd.	7.6%
Rio Tinto PLC	6.0%
BHP Group Ltd.	5.8%
Glencore PLC	5.7%
Vale SA	5.6%
BYD Co. Ltd.	4.5%
Panasonic Holdings Corp.	4.4%
ENEOS Holdings, Inc.	3.3%
First American Treasury Obligations Fund	3.2%

Updated Prospectus Web Address	www.mastetfs.com

[1]
*	Annualized